Consolidated Condensed Statements of Cash Flows (Unaudited) - USD ($)	6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024
Cash Flows from Operating Activities:
Net income	$ 430,918	$ 3,312,978
Adjustments to reconcile net income to net cash used in operating activities:
Interest earned on marketable securities held in Trust Account	(4,064,267)	(3,648,794)
Non-cash accrued offering costs adjustment		(81,000)
Share-based compensation expense	93,919	116,772
Changes in operating assets and liabilities:
Prepaid expense and other currents assets	(60,340)	(11,307)
Short-term prepaid insurance	99,792	(249,840)
Long-term prepaid insurance	25,128	(150,048)
Due to sponsor	38,748
Accounts payable and accrued expenses	2,402,556	64,141
Net cash used in operating activities	(1,033,546)	(647,098)
Cash Flows from Investing Activities:
Investment of cash in Trust Account		(184,000,000)
Net cash used in investing activities		(184,000,000)
Cash Flows from Financing Activities:
Proceeds from sale of Private Placement Shares, net of underwriting discounts paid		182,160,000
Proceeds from sale of Private Placement Shares		5,090,000
Repayment of promissory note – related party		(209,853)
Payment of offering costs		(578,550)
Net cash provided by financing activities		186,461,597
Net Change in Cash	(1,033,546)	1,814,499
Cash – Beginning of period	1,697,777
Cash – End of period	664,231	1,814,499
Non-Cash investing and financing activities:
Deferred offering costs paid by Sponsor through promissory note		$ 139,758